Impairments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) kr / $	Dec. 31, 2023 USD ($) kr / €	Dec. 31, 2023 USD ($) kr / t	Dec. 31, 2023 USD ($) $ / £	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment Loss Equity Accounted investments	$ 363						$ 832
Estimated impairment loss due to decline in commodity prices	$ 11,000	$ 11,000	$ 11,000	$ 11,000	$ 11,000	$ 11,000
Percentage of estimated decline in commodity prices	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Base discount rate applied in value in use calculations		5.00%
Impairment amount	$ 1,261						(2,505)	$ 1,282
Sensitivity of discount rate assessment, amount of potential impact	$ 2,000
E&P- Norway [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Impairment amount	$ 588						$ (819)	(1,102)
E&P USA [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
MMP [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Impairment amount	$ 343						$ (895)	716
Renewables USA - offshore [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment amount	$ 300						$ 0	$ 0
Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity of discount rate assessment, percent		6.00%
Maximum [Member] | E&P- Norway [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate							102.00%
Maximum [Member] | E&P International [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate							9.00%
Maximum [Member] | E&P USA [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate							9.00%
Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity of discount rate assessment, percent		5.00%
Minimum [Member] | E&P- Norway [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate							42.00%
Minimum [Member] | E&P International [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate							8.00%
Minimum [Member] | E&P USA [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate							6.00%
2026 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term exchange rates			8.50	10.00		1.35
2030 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected tax increase on carbon emissions maximum | kr / t					2,000
2030 [Member] | E&P- Norway [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected tax increase on carbon emissions maximum | kr / t					2,000